CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 21,503,620	$ (33,652,506)	$ (89,148,268)	$ (57,899,169)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	538,804	563,322	2,634,372	1,612,086
Bad debt expense	(15,943)	86,273	12,702	0
Change in fair value liabilities	(38,916,259)	20,219,263	(133,191,183)	19,714,808
Loss on issuance of convertible note as interest			119,185,886	10,594,182
Gain (loss) on extinguishment of debt	(602,555)	0	24,172,736	0
Net gain on exchange and issuance of warrants			(3,374,752)	4,038,063
Employee stock compensation	24,927	37,045	136,060	110,124
Warrant issuance and modifications			0	612,006
Debt discount amortization	11,373,712	6,107,467	46,529,237	122,050
Asset disposal	42,485	0
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	108,990	(23,417)	(80,706)	(143,905)
(Increase) decrease in inventory	332,082	(22,870)	(288,430)	(676,048)
Increase in prepaid and other assets	(32,274)	(1,006,698)	(385,784)	(56,797)
Increase (decrease) in accounts payable	987,801	(899,776)	879,403	602,056
Increase in accrued liabilities	605,206	441,817	1,264,337	700,790
Net cash used in operating activities	(4,049,404)	(8,150,080)	(31,654,390)	(20,669,754)
Cash flows from investing activities:
Acquisition of property and equipment	(63,853)	(216,230)	(1,161,125)	(1,566,044)
Construction of analyzer instruments	(4,017)	(408,271)	(3,211,755)	(3,226,943)
Net cash used in investing activities	(67,870)	(624,501)	(4,372,880)	(4,792,987)
Cash flows from financing activities:
Proceeds from exercise of warrants	0	1,335,950	1,449,850	3,161,220
Proceeds from issuance of convertible notes payable			5,407,772	4,135,000
Proceeds from follow-on offering	0	5,575,741	10,631,377	21,933,874
Proceeds from issuance of notes payable - related party			0	250,000
Proceeds from release of restricted cash	3,500,000	0	16,396,214	0
Payment of cash settlement for warrant exercises	0	(314,879)	(314,879)	0
Principal payments of capital leases	(371,365)	(297,106)	(1,310,875)	(947,423)
Principal payments of notes payable	0	(5,693)	(5,693)	(49,994)
Principal payments of notes payable -related party			0	(250,000)
Net cash provided by financing activities	3,128,635	6,294,013	32,253,766	28,232,677
Net increase (decrease) in cash	(988,639)	(2,480,568)	(3,773,504)	2,769,936
Cash, beginning of the period	1,014,255	4,787,759	4,787,759	2,017,823
Cash, end of the period	25,616	2,307,191	1,014,255	4,787,759
Supplemental disclosures of cash flow information:
Interest paid	204,821	215,199	1,778,831	1,055,255
Income taxes paid	0	1,750	1,750	1,250
Supplemental schedule of non-cash investing and financing activities:
Conversion of preferred stock to common stock			36	2,651
Conversion of note payable to preferred stock			3,144,000	0
Assets acquired through capital leases			80,138	0
Offering costs incurred but unpaid	106,693	483,952	281,188	235,020
Property and equipment included in accounts payable	32,389	486,309	446,400	226,214
Cashless exercise of warrants	0	187	0	1,011
Change in derivative liability from exercised and issued warrants and convertible notes	$ 0	$ 12,384,852	$ 12,503,276	$ 54,883,264